COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other non-financial assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Other Miscellaneous assets	$ 2,470,942	$ 2,443,232
Loans to employees	860,120	451,903
Payments in advance	1,333,131	1,539,540
Other non-financial assets	137,373	128,184
Retirement Plan	124,568	135,709
Works of art and collector's pieces	82,705	95,094
Non financial assets	$ 5,008,839	$ 4,793,662